Lease Obligations (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Lease Obligations (Details) [Line Items]
Operating lease expense	$ 20.1	$ 16.5	$ 13.0
Cash payments operating leases	17.7	14.5
Operating lease right of use asset	94.6	46.6
Operating lease liabilities	98.9	48.7
Operating lease liability non-current	$ 84.3	$ 39.0
Operating lease, weighted average remaining lease term	6 years 10 months 9 days	5 years 3 months 25 days
Operating lease discount rate	3.80%	4.60%
ROU [Member]
Lease Obligations (Details) [Line Items]
Operating lease assets	$ 60.7	$ 16.9
Liabilities amount	$ 60.7	$ 16.9